T. ROWE PRICE Tax-Free Income Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
ALABAMA 1.4%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,401
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,104
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  3,825 3,806
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,686
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,073
Columbia Ind. Dev. Board, Series A, VRDN, 4.00%, 12/1/37  5,250 5,250
Columbia Ind. Dev. Board, Series B, VRDN, 4.00%, 12/1/37  800 800
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 2,897
32,017
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,063
4,063
ARIZONA 0.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.278%, 1/1/37  1,500 1,393
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,070 1,032
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 19,130
21,555
CALIFORNIA 9.1%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 6,004
California, GO, 5.00%, 8/1/32  10,000 10,188
California, GO, 5.00%, 4/1/35  1,700 1,875
California, GO, 5.00%, 4/1/42  2,450 2,607
California, GO, 5.00%, 4/1/42  1,100 1,229
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 10,897
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,329
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,944
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 303
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 276

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 299
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 273
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 296
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,838
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,402
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,118
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  7,250 8,038
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 4,637
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 4,024
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,377
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  877 870
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,488
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.11%, 12/1/50 (Tender 6/1/26)  775 753
California Municipal Fin. Auth., Series A, COP, 5.25%, 11/1/52 (2) 940 999
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 420 396
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,371
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,696
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,942
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,565
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,207
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,109
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 10,144
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26 (Prerefunded 6/1/23) (4) 5,000 5,000
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38 (Prerefunded 6/1/23) (4) 5,000 5,000
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,290 1,288
California State Univ., Series C, 4.00%, 11/1/45  9,710 9,488
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,237
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,136
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 2,866
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,020 1,479

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 470 331
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,214
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,647
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (5) 3,825 3,633
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (5) 4,000 4,499
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,215 3,228
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,021
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,533
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 4,370
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,601
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,794
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  5,300 5,144
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,479
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,082
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 3,672
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,030
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,439
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,027
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/46  3,150 2,993
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,394
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,193
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,262
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/40  1,320 1,324
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,637
209,535
COLORADO 3.1%
Colorado, COP, 6.00%, 12/15/39  1,250 1,495
Colorado, COP, 6.00%, 12/15/40  4,850 5,776
Colorado, COP, 6.00%, 12/15/41  6,800 8,072
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 689
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,853
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,757
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,267
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,514

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,011
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,498
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,071
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,950
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,543
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,004
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,073
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,134
71,707
CONNECTICUT 0.5%
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,551
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,108
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (6)(7)(8) 2,878 640
11,299
DELAWARE 0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 5,772
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,891
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,390
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,034
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 578
13,665
DISTRICT OF COLUMBIA 3.4%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 475
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 438
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 3,735
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  5,000 5,217
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,488
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 357
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 506
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,258
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 737
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,474
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,467
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,446

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,060
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,506
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,500 12,014
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,753
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 6,035
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,880
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 5,252
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 13,052
79,150
FLORIDA 8.1%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,203
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  10,820 10,770
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 520
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 778
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,832
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,843
Collier County, Series A, 4.00%, 10/1/40  3,740 3,793
Collier County, Series A, 4.00%, 10/1/41  5,170 5,229
Collier County, Series A, 4.00%, 10/1/43  2,590 2,608
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 1,970
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 4,543
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,156
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 3,450
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 3,750 3,828
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 5,434
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,162
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 19,028
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  4,360 4,422
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49 (2) 15,000 14,280
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,144

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  5,350 4,744
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/39  1,125 1,215
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/53  1,700 1,777
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 3,949
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 10,016
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,349
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,379
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,130
Tampa, Series A, Zero Coupon, 9/1/34  900 573
Tampa, Series A, Zero Coupon, 9/1/35  750 453
Tampa, Series A, Zero Coupon, 9/1/38  1,000 509
Tampa, Series A, Zero Coupon, 9/1/39  850 409
Tampa, Series A, Zero Coupon, 9/1/40  1,000 451
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 12,249
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,713
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,389
185,298
GEORGIA 5.9%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,521
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,614
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,024
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,040
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (7)(8) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (7)(8) 5,095 2,293
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
3.00%, 7/1/46  1,675 1,279
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  5,485 5,253
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.10%, 7/1/49  2,100 2,100
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,345
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,250
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,043
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 3,994
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,410

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,407
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,441
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 4,056
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,435
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,635 8,568
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 2,686
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,475
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,123
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,575
Main Street Natural Gas, Series A, VRDN, 4.00%, 4/1/48 (Tender
9/1/23)  2,500 2,501
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,086
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,118
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,599
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,653
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,909
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,658
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,374
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/60  3,000 3,000
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (9) 6,500 6,639
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,565
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,354
134,748
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,115
2,115
ILLINOIS 6.4%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,915
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (2) 2,000 2,007
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 8,010
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,086
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,590 22,289

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,153
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 11,052
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,119
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,543
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,276
Illinois, GO, 5.50%, 5/1/25  1,505 1,555
Illinois, GO, 5.50%, 5/1/26  1,350 1,424
Illinois, GO, 5.50%, 7/1/38 (Prerefunded 7/10/23) (4) 11,000 11,022
Illinois, Series A, GO, 5.00%, 3/1/24  445 449
Illinois, Series A, GO, 5.00%, 10/1/25  950 979
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,606
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,664
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,464
Illinois, Series B, GO, 5.00%, 3/1/24  425 429
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,427
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,142
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,865
Illinois, Series B, GO, 5.50%, 5/1/47  625 676
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,818
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,033
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 543
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 785
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,137
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,547
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,069
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,155 1,014
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,862
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 759
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (10) 11,870 6,324
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 4,063
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,376
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,318
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 18,139
145,939
INDIANA 0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,178
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  1,375 1,347
6,525

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KANSAS 0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42 (1) 4,025 4,098
4,098
KENTUCKY 1.8%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (2) 1,000 1,022
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,401
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,400
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,805
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,296
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 836
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,429
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,819
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,199
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,684
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (4) 2,100 2,103
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (4) 8,300 8,312
41,306
LOUISIANA 1.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,790
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,160
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 779
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,857
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,440
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 4,835 5,009
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,555
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,600 4,567

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 856
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,410
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 978
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,087
40,488
MARYLAND 5.2%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,493
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 909
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 579
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 378
Maryland CDA, 5.05%, 3/1/47  5,000 5,117
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,723
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 526
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,556
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,730
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,244
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,049
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,238
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 15,346
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,051
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,402
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (4) 10,335 10,518
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,311
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/40  4,500 4,502
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  9,920 11,010
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,032
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A-BALTIMORE, 5.00%, 5/1/47  3,300 3,443
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 1,912
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,658
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 471
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 810
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,264
Washington Suburban Sanitary Commission, Series A, VRDN,
4.00%, 6/1/24  2,200 2,200

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (4) 3,000 3,049
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (4) 3,000 3,061
118,582
MASSACHUSETTS 1.1%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,699
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,086
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,542
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (1) 1,400 1,225
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 12,347
25,899
MICHIGAN 3.3%
Detroit, GO, 5.00%, 4/1/28  850 875
Detroit, GO, 5.00%, 4/1/29  150 154
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2) 1,800 1,806
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2) 1,500 1,504
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 929
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 964
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,825
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,983
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,567
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  7,000 7,143
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,022
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  5,300 4,673
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,274
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,688
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,921
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (4) 445 477
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 6,286
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 6,422
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,290
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 578

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 524
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,349
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 2,662
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,115
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,932
74,963
MISSOURI 2.5%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,486
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,013
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,701
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 10,204
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,619
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,881
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,145
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,281
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 906
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,252
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 941
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  120 104
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 713
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 588
56,834
NEVADA 1.0%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,275
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,406
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (2) 500 558
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,983
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 146
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,956
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 5,000 632
23,956
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,608 5,389
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,792
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(7)(8) 835 183
9,364

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW JERSEY 4.9%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 13,900 15,077
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 530 506
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 476
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 2,010
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 976
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,297
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,179
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  8,470 6,186
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,665
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,476
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,024
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,268
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,050 1,018
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 954
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,349
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,209
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,238
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,541
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  7,000 6,682
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,381
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,424
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  10,000 10,149
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,061
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,629
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 355
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,457
113,587

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,172
2,172
NEW YORK 7.6%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,747
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 4,905
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,934
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (4) 14,240 15,487
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,200 2,285
Long Island Power Auth., Electric, 5.00%, 9/1/42  3,000 3,171
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 15,000 15,969
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 3.94%, 11/1/32 (Tender 4/1/24) (2) 10,675 10,626
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 3.94%, 11/1/32 (Tender 4/1/24) (2) 3,325 3,310
Metropolitan Transportation Auth., Series E-1, VRDN, 4.00%,
11/15/50  1,500 1,500
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,593
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,419
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,842
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 1,962
New York City, Series F-1, GO, 4.00%, 3/1/47  8,500 8,219
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,090
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,633
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,497
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,167
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.00%, 6/15/53  6,350 6,350
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,480
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,207
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 512
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,650 1,497
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  6,180 5,651
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,289
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,538
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,279

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,255
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 21,875
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  2,000 2,005
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  2,860 2,774
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  6,170 6,594
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 635
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,075
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,103
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,915
174,390
NORTH CAROLINA 2.7%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,794
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 4.05%,
1/15/38  600 600
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (4) 6,245 6,506
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,950 1,980
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 920 973
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,062
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,379
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24 (3) 3,525 3,562
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,707
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,130
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,100 5,504
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,605
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  12,155 13,510
62,312
OHIO 3.7%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,038
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 581
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 1,966
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  2,250 2,491
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,105

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 974
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,915
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,372
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  19,925 18,433
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,885
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,375
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,603
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,663
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,418
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,314
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,158
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  6,550 7,205
Ohio, Series A, 4.00%, 1/15/50  8,830 7,840
Ohio, Series A, 5.00%, 1/15/50  4,570 4,690
86,026
OKLAHOMA 0.3%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,352
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,595
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,932
5,879
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 11,176
11,176
PENNSYLVANIA 3.0%
Bucks County Water & Sewer Auth., Series A, 5.25%, 12/1/47 (2) 2,175 2,408
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,864
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,600
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,715
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53 (Tender
4/3/28)  3,275 3,319
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46 (Prerefunded 1/15/25) (4) 3,000 3,087
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 14,108

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,273
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,100
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,858
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,632
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,801
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 8,500 8,894
68,659
PUERTO RICO 2.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 5,936 2,894
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7)(11) 2,405 1,160
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,074
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 4,400 4,431
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  481 459
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,085
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,321
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,756 2,391
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,260
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  804 804
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,710
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,660
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,655
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,634
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(12) 60 43
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7)
(12) 100 71
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (7)
(12) 810 579
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7)
(12) 225 161
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)(12) 290 204
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)(12) 1,105 787

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)(12) 370 264
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)(12) 450 321
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)(12) 2,640 1,888
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)(12) 1,075 769
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 990 708
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 280 200
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 240 169
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)(12) 100 71
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)(12) 275 197
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)(12) 215 154
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)(12) 70 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)(12) 120 84
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)(12) 95 68
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)(12) 890 625
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)(12) 200 142
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(12) 100 71
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,480
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  8,940 8,267
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,186
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,439
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,424
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,121
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 5,380
66,615
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 4,915 885
885
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (7) 6,074 3,303
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (7) 11,920 2,960
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (7) 14,935 1,801
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (7) 1,496 552
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (7) 10,109 721
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (7) 1,619 47

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,179
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,081
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,148
18,792
TENNESSEE 2.3%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,820
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,156
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,764
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,418
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,560 9,695
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,326
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 1,865
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,673
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,183
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,811
Public Building Auth. of Sevier County, Public Improvement,
Series VII, VRDN, 4.00%, 3/1/49  2,300 2,300
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,192
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,330 4,521
53,724
TEXAS 6.1%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 7,024
Austin Airport, Series A, 5.00%, 11/15/46  2,525 2,578
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,632
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,427
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,021
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 594
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 990
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 516
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 317
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 854

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 822
Dallas Fort Worth Int'l Airport, Series B, 5.00%, 11/1/43  3,500 3,764
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,867
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,110
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
Series A-2, VRDN, 4.00%, 12/1/41  1,250 1,250
Harris County Health Fac. Dev., Methodist Hospital System,
Series C-2, TECP, 4.05%, 6/1/23  2,400 2,400
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,869
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,359
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,391
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,762
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,108
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,248
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (4) 300 309
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 3,310 3,410
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 701
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 844
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,790
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,269
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,271
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,875
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,991
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (5) 6,700 5,057
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,868
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,011
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,857
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,705
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,621
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,176
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (7)(13) 3,620 1,448

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 5,371
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 13,634
Tarrant County, Edgemere Dip Loan, 10.00%, 6/19/23, Acquisition
Date: 4/20/22, Cost $573 (14)(15) 573 573
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,142
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  4,405 4,578
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,022
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,589
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,268
141,283
UTAH 1.3%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,760
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 8,834
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,034
Salt Lake City Airport, Series B, 5.00%, 7/1/46  7,820 8,392
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 4,811
30,831
VIRGINIA 3.2%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  3,500 3,063
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 5,929
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,437
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,108
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (4) 8,500 8,729
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (4) 10,000 11,151
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (4) 3,311 3,311
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  10,245 11,251
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,038
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,978
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,817
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,233
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46 (16) 4,090 2,840
72,885

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
WASHINGTON 1.2%
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,137
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,703
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,491
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  3,400 3,791
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,560
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,499
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,379
27,560
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 433
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 433
866
WISCONSIN 0.7%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 3.95%,
4/1/48  2,900 2,900
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29 (3) 1,475 1,652
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30 (3) 1,500 1,706
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 3,678
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37 (Prerefunded 6/1/23) (4) 2,000 2,080
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47 (Prerefunded 6/1/23) (4) 1,300 1,352
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.688%, 6/1/52 (Prerefunded 6/1/23) (4) 1,700 1,768
15,136
Total Municipal Securities (Cost $2,353,368) 2,265,884

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,595 2,785
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,712) 2,785
Total Investments in Securities 98.7%
(Cost $2,357,080) $ 2,268,669
Other Assets Less Liabilities 1.3% 29,236
Net Assets 100.0% $ 2,297,905
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$55,377 and represents 2.4% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Insured by AMBAC Assurance Corporation
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$573 and represents 0.0% of net assets.
(15) Level 3 in fair value hierarchy.
(16) Interest subject to alternative minimum tax.

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Free Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,265,311 $ 573 $ 2,265,884
Non-U.S. Government
Mortgage-Backed Securities — 2,785 — 2,785
Total $ — $ 2,268,096 $ 573 $ 2,268,669

T. ROWE PRICE Tax-Free Income Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F45-054Q1 05/23